Trade and other receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-current
Trade receivables, net of loss allowance	¥ 3,259	¥ 14,635
Amounts due from related parties	15,575	16,708
Deposits	171,039	193,810
Prepayments for lease		72,000
Value-added tax ("VAT") recoverable	57,638	44,135
Trade and other receivables	247,511	341,288
Current
Trade receivables, net of loss allowance	1,150,500	674,923
Amounts due from related parties	78,052	45,424
Miscellaneous expenses paid on behalf of franchisees	737,986	642,073
VAT recoverable	361,691	208,221
Rental deposits	159,224	71,001
Receivables due from online payment platforms and banks	113,841	77,990
Prepayments for inventories	99,738	73,538
Prepayments for licensing expenses	91,934	65,040
Prepayments for promotion and advertising expenses	32,970	30,349
Prepayments for repurchase of shares	56,530	70,518
Prepayment for rental	78,764	47,665
Prepaid income tax	69,270	82,304
Others	276,629	117,967
Trade and other receivables	¥ 3,307,129	2,207,013
Minimum
Current
Instalments within the periods ranging	18 months
Period of other trade receivables is due	30 days
Maximum
Current
Instalments within the periods ranging	38 months
Period of other trade receivables is due	180 days
Trade receivables
Non-current
Trade receivables, net of loss allowance	¥ 3,263	14,653
Current
Trade receivables, net of loss allowance	1,228,178	742,622
Less: loss allowance
Non-current
Trade receivables, net of loss allowance	(4)	(18)
Current
Trade receivables, net of loss allowance	¥ (77,678)	¥ (67,699)